Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 14, 2017
Registrant Name	PENN Capital Funds Trust
Central Index Key	0001618627
Amendment Flag	false
Document Creation Date	Jul. 14, 2017
Document Effective Date	Jul. 14, 2017
Prospectus Date	Jul. 17, 2017
Penn Capital Defensive Short Duration High Income Fund | Penn Capital Defensive Short Duration High Income Fund
Prospectus:
Trading Symbol	PSHNX
Penn Capital Micro Cap Equity Fund | Penn Capital Micro Cap Equity Fund
Prospectus:
Trading Symbol	PMCNX
Penn Capital Small Cap Value Equity Fund | Penn Capital Small Cap Value Equity Fund
Prospectus:
Trading Symbol	PVSNX